Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year	$ 49,421	$ 235,467	$ 433,935
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,655)	(1,246)	284
Interest income	(8,746)	(4,813)	(876)
Loss on re-measurement of the pre-existing relationships in a business combination	1,932	0	0
Unrealized foreign currency exchange losses (gains)	624	(2,883)	(953)
Changes in:
Cash generated from operating activities	203,420	152,665	408,144
Interest received	8,567	4,525	852
Interest paid	(6,080)	(2,783)	(1,074)
Net cash provided by operating activities	152,841	82,908	388,276
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(6,911)	(8,763)	(25,362)
Acquisitions of financial assets at fair value through profit or loss	(82,628)	(108,374)	(23,417)
Proceeds from capital reduction of investment	360	0	151
Net cash provided by (used in) investing activities	(88,882)	14,998	(232,680)
Cash flows from financing activities:
Payments of cash dividends	(83,720)	(217,873)	(47,424)
Proceeds from exercise of employee stock options	0	0	1,182
Net cash provided by (used in) financing activities	(93,591)	(211,068)	(4,487)
Net increase (decrease) in cash	(29,832)	(114,443)	151,086
Cash and cash equivalents at beginning of year	221,581	336,024	184,938
Cash and cash equivalents at end of year	191,749	221,581	336,024
Equity attributable to owners of parent
Cash flows from operating activities:
Profit for the year	50,616	236,982	436,896
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,639)	(1,021)	143
Interest income	(268)	(166)	(148)
Finance costs	12,371	4,944	1,320
Share of losses (profits) of subsidiaries and affiliates	(63,661)	(241,712)	(439,133)
Loss on re-measurement of the pre-existing relationships in a business combination	1,932	0	0
Unrealized foreign currency exchange losses (gains)	96	493	(115)
Adjustments to reconcile profit (loss)	(553)	(480)	(1,037)
Changes in:
Other current assets	(1)	(19)	(72)
Other current liabilities	96	(689)	750
Cash generated from operating activities	(458)	(1,188)	(359)
Interest received	218	172	139
Interest paid	(5,891)	(2,561)	(858)
Net cash provided by operating activities	(6,131)	(3,577)	(1,078)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(185)	(163)	(139)
Acquisitions of financial assets at fair value through profit or loss	(4,166)	0	0
Net cash provided by (used in) investing activities	(4,351)	(163)	(139)
Cash flows from financing activities:
Payments of cash dividends	(83,720)	(217,873)	(47,404)
Payments of dividend equivalents	(148)	0	0
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	1,383,300	1,212,700	611,600
Repayments of short-term secured borrowings	(1,299,600)	(994,800)	(564,200)
Proceeds from issue of RSUs from subsidiaries	2,343	1,187	31
Proceeds from exercise of employee stock options	0	0	1,182
Proceeds from debt from a subsidiary	182,230	197,955	159,205
Repayment of debt from a subsidiary	(167,230)	(187,455)	(154,205)
Net cash provided by (used in) financing activities	11,175	5,714	209
Net increase (decrease) in cash	693	1,974	(1,008)
Cash and cash equivalents at beginning of year	2,946	972	1,980
Cash and cash equivalents at end of year	$ 3,639	$ 2,946	$ 972